STOCKHOLDERS EQUITY (Tables)	9 Months Ended
Sep. 30, 2023
Equity [Abstract]
Schedule of warrant activity

	Number of Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Yrs.)

December 31, 2021	–	$–	–

Warrants issued	5,018,000	$0.10	–
Warrants exercised	–	–	–
Warrants forfeited	–	–	–
Balance December 31, 2022	5,018,000	$0.10055

Warrants issued	20,664,690	$.0088	–
Warrants exercised	(16,880,768)	.0001	–
Warrants forfeited	–	–	–
Balance September 30, 2023	8,801,922	$0.408	4.75